Stockholders' equity - Treasury stock activity (Details) - USD ($) $ in Millions	3 Months Ended			9 Months Ended	12 Months Ended				13 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
Equity, Class of Treasury Stock [Line Items]
Shares repurchased/cancelled				129,000,000					90,000,000
Value of shares repurchased				$ 3,500	$ 1,247		$ 3,502	$ 3,682	$ 3,100
Treasury stock (in shares)					40,000,000		100,000,000
Cancellation of treasury shares (in shares)		88,000,000	115,000,000
Value of shares cancelled under the buyback program	$ 2,567	$ 2,876	$ 3,157
Open market stock repurchases
Equity, Class of Treasury Stock [Line Items]
Shares repurchased/cancelled					9,000,000		20,000,000	33,000,000
Value of shares repurchased					$ 354		$ 660	$ 1,032
Share buyback program
Equity, Class of Treasury Stock [Line Items]
Shares repurchased/cancelled					25,000,000		91,000,000	78,000,000
Value of shares repurchased					$ 893		$ 2,842	$ 2,651
Authorized amount of share buyback program						$ 1,000			$ 3,000
Follow-up share buyback program
Equity, Class of Treasury Stock [Line Items]
Authorized amount of share buyback program				$ 4,300
Share buyback program launched in April 2022
Equity, Class of Treasury Stock [Line Items]
Shares repurchased/cancelled						67,000,000
Value of shares repurchased						$ 2,000
Cancellation of treasury shares (in shares)	83,000,000